Property, plant and equipment (Key assumptions used in estimating the recoverable amount of the CGUs - Guilin Gas Energy) (Details) kW in Millions	12 Months Ended													132 Months Ended	192 Months Ended
	Dec. 31, 2047 T kT ¥ / MWh	Dec. 31, 2036 kT	Dec. 31, 2035 kT	Dec. 31, 2025 item h / yr kT	Dec. 31, 2024 item kT	Dec. 31, 2023 item kT ¥ / MWh	Dec. 31, 2022 item kT T ¥ / MWh	Dec. 31, 2021 h / yr	Dec. 31, 2021 kT	Dec. 31, 2021 ¥ / MWh	Dec. 31, 2021 T	Dec. 31, 2021 kW	Dec. 31, 2020 h / yr item T ¥ / MWh	Dec. 31, 2031 ¥ / MW	Dec. 31, 2047 ¥ / MWh
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr													4,140
Subsidized tariff, Actual													397.63
Sales volume (Heat sales volume), Actual | T													624
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Actual | h / yr													2,110
Subsidized tariff, Forecasted													620.70
Subsidized tariff, Actual													620.70
Tariff without subsidies, Forecasted													356.00
Tariff without subsidies, Actual													356.00
Sales volume (Heat sales volume), Actual | T													14
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b) | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted					2,421	2,388	2,363	2,321				487
Subsidized tariff, Forecasted | ¥ / MW														620.7
Tariff without subsidies, Forecasted | ¥ / MW														356
On-grid tariff (including tax), Forecasted															420.7
Sales volume (Heat sales volume), Forecasted	730,000		61	41	40	38	36		34
Increase (decrease) in sales volume (Heat sales volume) | T											200,000
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b) | Forecast | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | item													2,363
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b) | Forecast | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume (Heat sales volume), Forecasted | T											200,000
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b) | Forecast Period, After 2025 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Tariff without subsidies, Forecasted	420.70
Sales volume (Heat sales volume), Forecasted | kT	73	62
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b) | Forecast Period, After 2025 [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr				2,455
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b) | Forecast Period, After 2025 [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | item				3,738									3,738
Baiyanghe Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr													3,850
Sales volume ( Power generation hours), Actual | h / yr													3,906
Subsidized tariff, Forecasted													393.88
Subsidized tariff, Actual													400.60
Sales volume (Heat sales volume), Forecasted | T													664.33
Sales volume (Heat sales volume), Actual | T													639.09
Zhongtai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr													3,750
Sales volume ( Power generation hours), Actual | h / yr													5,607
Subsidized tariff, Forecasted													393.86
Subsidized tariff, Actual													395.22
Sales volume (Heat sales volume), Forecasted | T													624
Sales volume (Heat sales volume), Actual | T													576.98
Zhongtai Power Plant | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Subsidized tariff, Forecasted							388.40			389.90
Sales volume (Heat sales volume), Forecasted | T							662.00
Jiaxiang Power
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr													3,900
Sales volume ( Power generation hours), Actual | h / yr													3,952
Jiaxiang Power | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Subsidized tariff, Forecasted						386.90
Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr													3,900
Sales volume ( Power generation hours), Actual | h / yr													3,828
Subsidized tariff, Actual													402.71
Sales volume (Heat sales volume), Forecasted | T													671.15
Sales volume (Heat sales volume), Actual | T													642.81
Yunhe Power (viii) | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Subsidized tariff, Forecasted										396.90
Yantai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr													4,250
Sales volume ( Power generation hours), Actual | h / yr													4,182
Subsidized tariff, Forecasted													410.97
Subsidized tariff, Actual													410.82
Sales volume (Heat sales volume), Forecasted | T													695
Sales volume (Heat sales volume), Actual | T													715.63
Liaocheng Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr													3,900
Sales volume ( Power generation hours), Actual | h / yr													4,016
Subsidized tariff, Forecasted													394.90
Subsidized tariff, Actual													397.42
Sales volume (Heat sales volume), Forecasted | T													628.93
Sales volume (Heat sales volume), Actual | T													617.47
Linyi Power
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted | h / yr													3,900
Sales volume ( Power generation hours), Actual | h / yr													4,126
Subsidized tariff, Forecasted													392.91
Subsidized tariff, Actual													408.55
Sales volume (Heat sales volume), Forecasted | T													705.66
Sales volume (Heat sales volume), Actual | T													692.23